Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Receivables from contracts with customers [abstract]
Schedule of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams	The following tables disaggregate the Company's revenue from contracts with customers by geographic market (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
EMEA	$10,784	$8,541	$20,890	$16,616
NORAM	2,487	1,558	4,664	3,193
LATAM	937	687	1,913	1,360
APAC	846	881	1,553	1,359
Total revenue	$15,054	$11,667	$29,020	$22,528

Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
SOPHiA DDM Platform	$14,587	$11,223	$28,336	$21,653
Workflow equipment and services	467	444	684	875
Total revenue	$15,054	$11,667	$29,020	$22,528